STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS (MODIFIED CASH BASIS) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS
Change in Plan Interest of Master Employee Benefit Plan Trust	$ 56,403
Total Investment Income, Net	56,403
Interest on Notes Receivable from Participants	574
Deposits and Contributions
Participants	22,009
Rollovers	1,846
Total Deposits and Contributions	23,855
Total Additions	80,832
DEDUCTIONS
Benefit Payments to Participants	29,670
Administrative Expenses	148
Total Deductions	29,818
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS, PRIOR TO TRANSFERS	51,014
Transfers to Long Island Electric Utility ServCo LLC Incentive Thrift Plan I - Net	(967)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	50,047
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of Year	383,617
End of Year	$ 433,664